DIVESTMENTS AND ASSETS HELD FOR SALE - Divestments Narrative (Details) € in Millions, $ in Millions					6 Months Ended
	Jun. 30, 2019 USD ($) divestment_packages	Jun. 30, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 EUR (€)	Jun. 30, 2019 USD ($) divestment_packages	Jun. 30, 2018 USD ($)	Jun. 30, 2019 EUR (€) divestment_packages
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment					$ 1,097	$ 86
Cash disposed					$ 34	$ 0
Ilva Remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Number Of Divestment Packages | divestment_packages	3				3		3
Escrow deposit	$ 125				$ 125		€ 110
Consideration received, including deferred consideration, net of escrow deposit	842	€ 740
Portion of consideration received consisting of cash and cash equivalents	694		$ 694	€ 610
Impairment					497
Consideration received	692
Cash consideration received, net of escrow deposit and cash disposed	518
Cash disposed	34
Cash paid to joint venture	17
Consideration receivable	174
Assigned receivables	$ 404				$ 404